UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	5/31/2014

Item 1. Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.2%
ASSET-BACKED SECURITIES — 0.1%
COLLATERALIZED DEBT OBLIGATIONS
Liberty Square CDO Ltd. (Cayman Islands), Series 2001-2A, Class D, 144A	6.844	%(a)	06/15/14	3,287	$32,870

COLLATERALIZED LOAN OBLIGATIONS — 0.1%
Baker Street CLO II Ltd. (Cayman Islands), Series 2006-1A, Class E, 144A	4.177	%(a)	10/15/19	2,851	2,720,483
Bridgeport CLO Ltd., Series 2007-2A, Class D, 144A	4.485	%(a)	06/18/21	2,261	2,069,206

					4,789,689

TOTAL ASSET-BACKED SECURITIES (cost $5,061,671)					4,822,559

BANK LOANS(a) — 1.9%
Capital Goods — 0.4%
CPM Acquisition Corp.	10.250%		03/01/18	7,250	7,340,625
Neff Rental LLC	7.250%		05/31/21	5,490	5,459,119

					12,799,744

Energy - Integrated — 0.1%
Fieldwood Energy LLC	8.375%		09/30/20	3,000	3,091,875

Gaming — 0.2%
CCM Merger, Inc. (original cost $3,412,823; purchased 2/11/11-3/01/11)(b)	5.000%		03/01/17	3,405	3,398,303
Golden Nugget, Inc.	5.500%		11/21/19	1,496	1,530,813
Yonkers Racing Corp.	8.750%		08/20/20	2,500	2,450,000

					7,379,116

Healthcare & Pharmaceutical
Radnet Mgmt., Inc.	8.000%		03/25/21	980	982,450

Lodging — 0.1%
Four Seasons Holdings, Inc.	6.250%		12/28/20	1,750	1,771,875

Media & Entertainment — 0.2%
Clear Channel Communications, Inc.	3.874%		01/29/16	5,000	4,948,440

Non-Captive Finance — 0.2%
Electronic Funds Source	8.500%		05/29/22	7,475	7,362,875

Technology — 0.7%
Evergreen Skills Lux Sarl	7.750%		04/28/22	16,500	16,365,937
Kronos, Inc.	9.750%		04/30/20	8,094	8,343,500

					24,709,437

TOTAL BANK LOANS (cost $62,082,300)					63,045,812

CORPORATE BONDS — 93.9%
Aerospace & Defense — 2.0%
Alliant Techsystems, Inc., Gtd. Notes(c)	6.875%		09/15/20	2,685	2,919,938
Alliant Techsystems, Inc., Gtd. Notes, 144A	5.250%		10/01/21	1,300	1,355,250
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22	3,425	3,639,062
Bombardier, Inc. (Canada), Sr. Notes, 144A(c)	6.125%		01/15/23	7,431	7,598,197
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	5.750%		03/15/22	3,075	3,128,813
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%		10/15/22	3,525	3,586,688
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	7.500%		03/15/18	2,000	2,265,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	7.750%		03/15/20	975	1,101,750

Esterline Technologies Corp., Gtd. Notes	7.000%		08/01/20	4,250	4,568,750
Sequa Corp., Gtd. Notes, 144A (original cost $8,050,719; purchased 12/10/12-12/17/13)(b)(c)(d)	7.000%		12/15/17	8,000	7,920,000
Spirit AeroSystems, Inc., Gtd. Notes, 144A	5.250%		03/15/22	1,670	1,699,225
TransDigm, Inc., Gtd. Notes(c)	7.500%		07/15/21	5,200	5,733,000
TransDigm, Inc., Gtd. Notes	7.750%		12/15/18	6,925	7,444,375
TransDigm, Inc., Sr. Sub. Notes, 144A	6.000%		07/15/22	6,325	6,372,437
TransDigm, Inc., Sr. Sub. Notes, 144A	6.500%		07/15/24	6,325	6,419,875
Triumph Group, Inc., Gtd. Notes, 144A	5.250%		06/01/22	800	806,000

					66,558,360

Automotive — 2.5%
American Axle & Manufacturing, Inc., Gtd. Notes(c)	6.250%		03/15/21	5,925	6,317,531
American Axle & Manufacturing, Inc., Gtd. Notes(c)	6.625%		10/15/22	5,225	5,682,188
Chrysler Group LLC, Sec’d. Notes(c)	8.000%		06/15/19	10,975	11,990,187
Chrysler Group LLC, Sec’d. Notes(c)	8.250%		06/15/21	13,525	15,418,500
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	2,550	2,645,625
Dana Holding Corp., Sr. Unsec’d. Notes(c)	6.750%		02/15/21	7,085	7,669,512
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500%		10/02/18	2,075	2,126,875
General Motors Co., Sr. Unsec’d. Notes, 144A(c)	4.875%		10/02/23	6,225	6,520,687
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	1,225	1,243,375
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	650	682,500
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	773,063
Lear Corp., Gtd. Notes	8.125%		03/15/20	7,466	8,119,275
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	2,050	2,085,875
Meritor, Inc., Gtd. Notes(c)	6.750%		06/15/21	4,325	4,616,938
Tenneco, Inc., Gtd. Notes	6.875%		12/15/20	1,564	1,710,625
Titan International, Inc., Sr. Sec’d. Notes, 144A	6.875%		10/01/20	5,500	5,685,625

					83,288,381

Banking — 1.0%
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20	7,020	8,511,750
Bank of America Corp., Jr. Sub. Notes(c)	5.200	%(a)	12/31/49	2,975	2,878,313
Citigroup, Inc., Jr. Sub. Notes(c)	5.350	%(a)	12/31/49	3,000	2,865,000
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(c)	5.700	%(a)	12/31/49	6,200	6,510,000
JPMorgan Chase & Co., Jr. Sub. Notes	5.150	%(a)	12/31/49	3,000	2,865,000
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	5,025	5,200,875
Wells Fargo & Co., Jr. Sub. Notes(c)	5.900	%(a)	12/31/49	5,025	5,282,531

					34,113,469

Building Materials & Construction — 3.2%
Beazer Homes USA, Inc., Gtd. Notes(c)	7.250%		02/01/23	1,425	1,471,313
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21	7,725	8,149,875
Beazer Homes USA, Inc., Gtd. Notes(c)	9.125%		05/15/19	5,500	5,898,750
Beazer Homes USA, Inc., Gtd. Notes, 144A(c)	5.750%		06/15/19	4,375	4,353,125
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(c)	6.125%		07/01/22	6,023	6,218,747
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $3,619,500; purchased 02/02/10-04/27/11)(b)(d)	7.000%		02/15/20	3,525	3,754,125
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $2,215,000; purchased 04/19/13)(b)(d)	6.750%		05/01/21	2,000	2,160,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $2,977,500; purchased 09/27/10)(b)(d)	6.875%		08/15/18	3,000	3,121,875
Cemex Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.250%		05/12/20	3,000	3,285,000
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	7,400	8,695,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.000%		01/11/18	1,000	1,080,000

CPG Merger Sub LLC, Gtd. Notes, 144A(c)	8.000%	10/01/21	570	602,775
D.R. Horton, Inc., Gtd. Notes(c)	4.750%	02/15/23	13,650	13,615,875
D.R. Horton, Inc., Gtd. Notes	6.500%	04/15/16	100	108,250
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	10/15/20	7,275	7,857,000
KB Home, Gtd. Notes(c)	7.000%	12/15/21	2,800	3,024,000
KB Home, Gtd. Notes(c)	7.500%	09/15/22	5,645	6,209,500
Masco Corp., Sr. Unsec’d. Notes	5.950%	03/15/22	1,475	1,620,656
Standard Pacific Corp., Gtd. Notes(c)	6.250%	12/15/21	3,225	3,458,813
Standard Pacific Corp., Gtd. Notes(c)	8.375%	05/15/18	550	649,000
Standard Pacific Corp., Gtd. Notes(c)	8.375%	01/15/21	400	476,000
Standard Pacific Corp., Gtd. Notes(c)	10.750%	09/15/16	2,725	3,256,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	2,100	2,068,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(c)	7.750%	04/15/20	5,118	5,617,005
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	1,587	1,741,733
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	825	849,750
WCI Communities, Inc., Gtd. Notes, 144A	6.875%	08/15/21	9,375	9,632,812

				108,975,854

Cable — 3.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	3,000	3,390,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	8,475	9,915,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(c)	5.125%	02/15/23	1,130	1,138,475
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	620	637,050
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22	1,760	1,790,800
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(c)	5.750%	09/01/23	8,675	8,935,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(c)	5.750%	01/15/24	13,330	13,713,237
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	725	790,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(c)	5.125%	12/15/21	8,175	8,093,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	6,025	6,386,500
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	1,600	1,784,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	875	1,012,813
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23	2,050	2,085,875
DISH DBS Corp., Gtd. Notes(c)	5.875%	07/15/22	3,075	3,297,938
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%	12/01/18	5,597	6,016,775
Numericable Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	5,635	5,846,312
Numericable Group SA (France), Sr. Sec’d. Notes, 144A(c)	6.250%	05/15/24	2,770	2,898,113
ONO Finance II PLC (Spain), Gtd. Notes, 144A	10.875%	07/15/19	1,300	1,434,875
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	8,683	8,834,952
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(c)	6.875%	01/15/22	4,625	5,041,250
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	3,350	3,429,562
Videotron Ltd. (Canada), Gtd. Notes	6.375%	12/15/15	2,050	2,053,844
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21	4,275	4,397,906
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875%	01/15/24	2,570	2,724,208

				105,648,985

Capital Goods — 6.3%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	5,025	5,439,562
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	8,875	9,673,750
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	3,800	3,847,500
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $3,385,688; purchased 01/16/14-02/12/14)(b)(d)	7.000%	02/01/19	3,300	3,531,000
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A	8.500%	12/01/21	6,225	6,598,500
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17	4,335	5,093,625
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	7,575	7,631,812
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	6,375	6,534,375
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $4,330,000; purchased 04/08/13)(b)(d)	8.750%	12/15/19	4,000	4,450,000
CNH Industrial Capital LLC, Gtd. Notes	3.625%	04/15/18	3,027	3,102,675
Columbus McKinnon Corp., Gtd. Notes	7.875%	02/01/19	3,410	3,644,438
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	5,275	5,670,625
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A (original cost $5,020,000; purchased 07/22/13-07/24/13)(b)(c)(d)	6.875%	08/15/21	5,020	5,233,350
General Cable Corp., Gtd. Notes, 144A(c)	6.500%	10/01/22	5,487	5,521,294
Griffon Corp., Gtd. Notes, 144A	5.250%	03/01/22	11,500	11,356,250
H&E Equipment Services, Inc., Gtd. Notes(c)	7.000%	09/01/22	8,600	9,460,000
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	8.500%	10/15/17	5,925	6,458,250
Jurassic Holdings III, Inc., Sec’d. Notes, 144A	6.875%	02/15/21	6,350	6,508,750
Laureate Education, Inc., Gtd. Notes, 144A	9.250%	09/01/19	11,475	12,048,750
Manitowoc Co., Inc. (The), Gtd. Notes(c)	5.875%	10/15/22	2,450	2,621,500
Modular Space Corp., Sec’d. Notes, 144A(c)	10.250%	01/31/19	3,050	3,172,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $4,026,250; purchased 04/12/13-07/02/13)(b)(d)	7.875%	05/01/18	4,050	4,293,000
Rexel SA (France), Sr. Unsec’d. Notes, 144A(c)	6.125%	12/15/19	3,100	3,317,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A(c)	6.375%	05/01/22	5,900	5,959,000
Terex Corp., Gtd. Notes(c)	6.000%	05/15/21	7,625	8,139,687
Terex Corp., Gtd. Notes(c)	6.500%	04/01/20	4,225	4,578,844
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	9.000%	10/01/18	482	515,138
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $4,070,150; purchased 10/10/13)(b)(d)	7.500%	02/15/19	4,010	4,210,500
United Rentals North America, Inc., Gtd. Notes(c)	5.750%	11/15/24	4,775	4,942,125
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	2,700	2,902,500
United Rentals North America, Inc., Gtd. Notes(c)	7.375%	05/15/20	2,400	2,676,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	13,080	14,829,450
United Rentals North America, Inc., Gtd. Notes(c)	8.375%	09/15/20	3,175	3,508,375
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%	02/01/21	8,271	9,263,520
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(c)	9.750%	02/01/19	3,025	3,206,500
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	10,575	10,839,375

				210,779,020

Chemicals — 3.8%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holdings, Inc., Gtd. Notes, 144A(c)	7.375%	05/01/21	5,950	6,515,250
Axiall Corp., Gtd. Notes, 144A(c)	4.875%	05/15/23	2,100	2,084,250
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	3,050	3,069,063
Chemtura Corp., Gtd. Notes(c)	5.750%	07/15/21	6,325	6,522,656
Eagle Spinco, Inc., Gtd. Notes, 144A(c)	4.625%	02/15/21	2,675	2,675,000
Hexion U.S. Finance Corp., Sec’d. Notes(c)	9.000%	11/15/20	21,555	21,555,000
Hexion U.S. Finance Corp., Sr. Sec’d. Notes(c)	6.625%	04/15/20	9,475	9,972,437
Hexion U.S. Finance Corp., Sr. Sec’d. Notes(c)	8.875%	02/01/18	3,350	3,492,375
Huntsman International LLC, Gtd. Notes(c)	8.625%	03/15/20	1,675	1,825,750

INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $3,661,350; purchased 02/11/14)(b)(d)	5.875%	02/15/19	3,660	3,728,625
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	6,279	6,671,438
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	4,450	4,794,875
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	9.625%	06/15/18	3,420	3,685,050
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A(c)	9.250%	08/01/19	6,825	7,115,063
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250%	04/01/20	5,925	6,413,813
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	6,450	6,450,000
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%	10/15/20	2,325	2,386,031
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%	03/31/20	10,581	11,877,172
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	10,300	11,355,750
Tronox Finance LLC, Gtd. Notes(c)	6.375%	08/15/20	6,380	6,619,250

				128,808,848

Consumer — 1.4%
24 Hour Holdings III LLC, Gtd. Notes, 144A	8.000%	06/01/22	2,400	2,397,000
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	6.875%	06/15/19	3,100	3,320,720
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	5,070	4,765,800
Gibson Brands Escrow Corp., Sr. Sec’d. Notes, 144A	8.875%	08/01/18	2,675	2,768,625
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	5,475	5,516,062
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20	2,300	2,254,000
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	975	1,006,688
Service Corp. International, Sr. Unsec’d. Notes	7.000%	06/15/17	2,225	2,500,455
Service Corp. International, Sr. Unsec’d. Notes, 144A	5.375%	05/15/24	8,775	8,896,095
Spectrum Brands Escrow Corp., Gtd. Notes	6.375%	11/15/20	3,225	3,495,094
Sun Products Corp./The, Sr. Unsec’d. Notes, 144A(c)	7.750%	03/15/21	8,186	6,732,985
Visant Corp., Gtd. Notes	10.000%	10/01/17	1,995	1,850,362

				45,503,886

Electric — 5.6%
AES Corp. (The), Sr. Unsec’d. Notes(c)	4.875%	05/15/23	2,375	2,327,500
AES Corp. (The), Sr. Unsec’d. Notes(c)	5.500%	03/15/24	2,375	2,434,375
AES Corp. (The), Sr. Unsec’d. Notes(c)	7.375%	07/01/21	8,950	10,292,500
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17	1,250	1,465,625
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	06/01/20	2,955	3,538,613
Calpine Corp., Sr. Sec’d. Notes, 144A(c)	6.000%	01/15/22	2,325	2,493,563
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%	02/15/21	6,064	6,594,600
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20	6,834	7,449,060
Calpine Corp., Sr. Sec’d. Notes, 144A(c)	7.875%	01/15/23	3,239	3,635,778
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	3,725	3,818,125
Covanta Holding Corp., Sr. Unsec’d. Notes(c)	6.375%	10/01/22	2,200	2,367,750
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	2,850	3,117,188
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	4,500	4,860,000
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	15,555	16,682,737
Dynegy, Inc., Gtd. Notes(c)	5.875%	06/01/23	14,500	14,355,000
Energy Future Intermediate Holding Co. LLC, Sec’d. Notes(d)(e)	11.000%	10/01/21	4,500	5,085,000
Energy Future Intermediate Holding Co. LLC, Sec’d. Notes, 144A(e)	12.250%	03/01/22	10,500	12,521,250
GenOn Americas Generation LLC, Sr. Unsec’d. Notes(c)	8.500%	10/01/21	1,000	1,032,500

GenOn Energy, Inc., Sr. Unsec’d. Notes(c)	9.500%	10/15/18	2,500	2,712,500
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	8,725	9,444,812
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,634,547; purchased 06/07/13)(b)(d)	7.000%	06/30/23	3,700	3,866,500
Mirant Corp., Bonds, 144A(d)	7.400%	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125%	06/30/17	6,932	7,435,078
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	11,250	12,839,062
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	6,100	6,786,250
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	6,400	7,072,000
NRG Energy, Inc., Gtd. Notes, 144A(c)	6.250%	07/15/22	9,167	9,717,020
NRG Energy, Inc., Gtd. Notes, 144A(c)	6.250%	05/01/24	15,500	16,042,500
NRG REMA LLC, Pass-Through Certificates, Series B(d)	9.237%	07/02/17	2,120	2,194,406
NRG REMA LLC, Pass-Through Certificates, Series C	9.681%	07/02/26	6,275	6,839,750

				189,023,717

Energy
Plains Exploration & Production Co., Gtd. Notes	6.625%	05/01/21	646	720,290

Energy - Integrated — 0.2%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	5,000	5,206,250

Energy - Other — 8.4%
Antero Resources Corp., Gtd. Notes, 144A(c)	5.125%	12/01/22	4,225	4,341,187
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A(c)	6.000%	05/01/22	7,025	7,183,062
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	7.375%	04/15/21	6,991	7,585,235
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	7,225	7,712,687
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	4,300	4,633,250
CGG SA (France), Gtd. Notes(c)	6.500%	06/01/21	2,200	2,112,000
CGG SA (France), Gtd. Notes(c)	7.750%	05/15/17	699	705,990
CGG SA (France), Gtd. Notes, 144A(c)	6.875%	01/15/22	9,700	9,433,250
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	5,875	6,286,250
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	500	553,750
Denbury Resources, Inc., Gtd. Notes	4.625%	07/15/23	6,500	6,256,250
Denbury Resources, Inc., Gtd. Notes(c)	5.500%	05/01/22	9,125	9,398,750
Denbury Resources, Inc., Gtd. Notes	6.375%	08/15/21	3,010	3,235,750
Energy XXI Gulf Coast, Inc., Gtd. Notes, 144A	6.875%	03/15/24	4,525	4,558,937
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	9.375%	05/01/20	5,990	6,881,012
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	6.875%	05/01/19	1,725	1,845,750
Halcon Resources Corp., Gtd. Notes	9.250%	02/15/22	2,825	3,022,750
Halcon Resources Corp., Gtd. Notes	9.750%	07/15/20	1,225	1,341,375
Hercules Offshore, Inc., Gtd. Notes, 144A(c)	7.500%	10/01/21	3,400	3,425,500
Hercules Offshore, Inc., Gtd. Notes, 144A	8.750%	07/15/21	2,300	2,461,000
Hercules Offshore, Inc., Gtd. Notes, 144A(c)	10.250%	04/01/19	4,500	4,995,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,817,750; purchased 03/19/13)(b)(c)(d)	7.625%	04/15/21	2,550	2,789,063
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $1,653,750; purchased 03/15/13)(b)(d)	8.000%	02/15/20	1,500	1,608,750
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	5,400	5,616,000
Jones Energy Holdings LLC/Jones Energy Finance Corp., Gtd. Notes, 144A(c)	6.750%	04/01/22	3,650	3,850,750
Kodiak Oil & Gas Corp., Gtd. Notes	8.125%	12/01/19	1,575	1,748,250
Laredo Petroleum, Inc., Gtd. Notes	5.625%	01/15/22	2,305	2,362,625
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	5,525	5,849,594

MEG Energy Corp. (Canada), Gtd. Notes, 144A(c)	7.000%	03/31/24	7,350	7,938,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes(c)	9.250%	06/01/21	8,650	9,298,750
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	1,775	1,890,375
Newfield Exploration Co., Sr. Unsec’d. Notes(c)	5.750%	01/30/22	1,906	2,068,010
Oasis Petroleum, Inc., Gtd. Notes, 144A(c)	6.875%	03/15/22	9,950	10,820,625
Ocean Rig UDW, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A(c)	7.250%	04/01/19	4,575	4,540,687
Offshore Group Investment Ltd., Sr. Sec’d. Notes(c)	7.500%	11/01/19	1,025	1,076,250
Parker Drilling Co., Gtd. Notes	7.500%	08/01/20	2,000	2,145,000
Parker Drilling Co., Gtd. Notes, 144A	6.750%	07/15/22	2,100	2,173,500
Petrohawk Energy Corp., Gtd. Notes	7.250%	08/15/18	1,750	1,837,500
PHI, Inc., Gtd. Notes, 144A	5.250%	03/15/19	3,525	3,586,688
Pioneer Energy Services Corp., Gtd. Notes, 144A	6.125%	03/15/22	2,375	2,440,313
Precision Drilling Corp. (Canada), Gtd. Notes(c)	6.500%	12/15/21	1,875	2,029,688
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	2,000	2,140,000
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	5,675	5,675,000
QEP Resources, Inc., Sr. Unsec’d. Notes(c)	5.375%	10/01/22	1,300	1,316,250
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	2,264	2,377,200
Range Resources Corp., Gtd. Notes(c)	5.000%	03/15/23	2,625	2,756,250
Range Resources Corp., Gtd. Notes	5.750%	06/01/21	3,075	3,328,688
Range Resources Corp., Gtd. Notes	6.750%	08/01/20	1,025	1,109,563
Range Resources Corp., Gtd. Notes(c)	8.000%	05/15/19	1,150	1,200,117
Samson Investment Co., Gtd. Notes, 144A	10.750%	02/15/20	15,605	16,307,225
Sanchez Energy Corp., Gtd. Notes, 144A	7.750%	06/15/21	5,650	6,045,500
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes, 144A(c)	6.125%	09/15/20	10,600	10,653,000
SESI LLC, Gtd. Notes	6.375%	05/01/19	3,050	3,252,063
SESI LLC, Gtd. Notes(c)	7.125%	12/15/21	1,900	2,147,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	7,150	7,364,500
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%	12/15/18	2,050	2,162,750
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	5,475	5,694,000
Whiting Petroleum Corp., Gtd. Notes	5.000%	03/15/19	5,175	5,453,156
Whiting Petroleum Corp., Gtd. Notes	5.750%	03/15/21	12,025	12,987,000
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	6.000%	01/15/22	16,813	17,611,617

				283,220,032

Foods — 3.9%
ARAMARK Services, Inc., Gtd. Notes	5.750%	03/15/20	2,800	2,978,500
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	4,200	4,179,000
CEC Entertainment, Inc., Sr. Unsec’d. Notes, 144A(c)	8.000%	02/15/22	8,950	9,084,250
Constellation Brands, Inc., Gtd. Notes(c)	4.250%	05/01/23	2,675	2,668,313
Cott Beverages, Inc., Gtd. Notes	8.125%	09/01/18	2,750	2,904,688
Crestview DS Merger Sub II, Inc., Sec’d. Notes, 144A	10.000%	09/01/21	7,025	7,797,750
Darling International, Inc., Gtd. Notes, 144A	5.375%	01/15/22	4,950	5,148,000
Del Monte Corp., Gtd. Notes	7.625%	02/15/19	2,610	2,717,663
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A	4.250%	10/15/20	3,365	3,365,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	4,825	4,885,312
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,537,130; purchased 05/20/11-11/16/11)(b)(c)(d)	7.250%	06/01/21	3,675	3,969,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $8,902,375; purchased 09/13/13-10/15/13)(b)	7.250%	06/01/21	8,900	9,612,000
Landry’s, Inc., Sr. Notes, 144A (original cost $8,988,069; purchased 04/19/12-11/29/12)(b)(d)	9.375%	05/01/20	8,790	9,701,962
Michael Foods Group, Inc., Gtd. Notes	9.750%	07/15/18	12,510	13,248,090
Post Holdings, Inc., Gtd. Notes(c)	7.375%	02/15/22	7,600	8,246,000
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	325	327,844
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	3,375	3,577,500

Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A	10.250%	12/15/20	2,025	2,136,375
Smithfield Foods, Inc., Sr. Unsec’d. Notes(c)	6.625%	08/15/22	5,450	5,974,562
Stater Bros. Holdings, Inc., Gtd. Notes	7.375%	11/15/18	775	818,400
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	1,450	1,518,875
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	4,234	4,498,625
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes	8.875%	12/15/17	4,375	4,774,219
TreeHouse Foods, Inc., Gtd. Notes(c)	4.875%	03/15/22	2,850	2,903,438
Wok Acquisition Corp., Gtd. Notes, 144A(c)	10.250%	06/30/20	15,121	15,536,827

				132,572,193

Gaming — 5.3%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	9,825	10,414,500
Boyd Gaming Corp., Gtd. Notes(c)	9.000%	07/01/20	3,950	4,364,750
Boyd Gaming Corp., Gtd. Notes(c)	9.125%	12/01/18	8,850	9,403,125
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(c)	9.000%	02/15/20	2,250	1,794,375
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(c)	11.250%	06/01/17	11,315	9,957,200
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A(c)	8.000%	10/01/20	6,883	7,115,301
CCM Merger, Inc., Gtd. Notes, 144A (original cost $13,837,063; purchased 03/14/12-05/21/14)(b)(d)	9.125%	05/01/19	13,700	14,659,000
Churchill Downs, Inc., Gtd. Notes, 144A(c)	5.375%	12/15/21	1,425	1,460,625
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.875%	11/01/20	1,975	2,044,125
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(c)	8.500%	12/01/21	7,025	7,306,000
Isle of Capri Casinos, Inc., Gtd. Notes(c)	7.750%	03/15/19	8,875	9,451,875
Isle of Capri Casinos, Inc., Gtd. Notes(c)	8.875%	06/15/20	3,175	3,381,375
Marina District Finance Co., Inc., Sr. Sec’d. Notes(c)	9.875%	08/15/18	547	578,453
MCE Finance Ltd. (Macau), Gtd. Notes, 144A(c)	5.000%	02/15/21	2,509	2,502,728
MGM Resorts International, Gtd. Notes(c)	6.625%	12/15/21	14,225	15,825,312
MGM Resorts International, Gtd. Notes(c)	6.750%	10/01/20	1,404	1,556,685
MGM Resorts International, Gtd. Notes(c)	7.625%	01/15/17	6,208	7,053,840
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	2,600	3,100,500
MGM Resorts International, Gtd. Notes(c)	10.000%	11/01/16	1,100	1,306,250
MTR Gaming Group, Inc., Sec’d. Notes(c)	11.500%	08/01/19	9,181	10,317,061
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(c)	5.875%	11/01/21	12,395	11,806,237
Pinnacle Entertainment, Inc., Gtd. Notes(c)	7.750%	04/01/22	7,736	8,393,560
PNK Finance Corp., Gtd. Notes, 144A	6.375%	08/01/21	7,500	7,893,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A (original cost $2,225,250; purchased 05/08/13-05/15/13)(b)(d)	5.875%	05/15/21	2,225	2,225,000
Station Casinos LLC, Gtd. Notes(c)	7.500%	03/01/21	5,590	6,065,150
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375%	06/01/21	11,725	11,431,875
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(c)	5.250%	10/15/21	5,000	5,137,500

				176,546,152

Healthcare & Pharmaceutical — 7.8%
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,870	2,999,150
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	4,003	4,803,600
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	7,500	8,137,500
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	8,500	8,914,375
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	2,450	2,517,375
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	2,275	2,309,125
CHS/Community Health Systems, Inc., Gtd. Notes(c)	7.125%	07/15/20	2,285	2,479,225
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	18,225	20,001,937
CHS/Community Health Systems, Inc., Gtd. Notes, 144A(c)	6.875%	02/01/22	8,700	9,156,750

ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, 144A(c)	8.250%	01/15/19	3,925	4,013,313
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, PIK, 144A	10.500%	12/15/18	11,375	12,427,187
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(c)	6.625%	05/15/22	10,975	10,892,687
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	6,170	7,110,925
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	2,525	2,588,125
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21	2,875	3,137,344
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21	2,000	2,190,000
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(c)	5.625%	07/31/19	3,325	3,628,406
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d Notes, 144A	5.250%	04/01/22	3,800	3,933,000
HCA Holdings, Inc., Sr. Unsec’d. Notes(c)	6.250%	02/15/21	1,250	1,337,500
HCA, Inc., Gtd. Notes(c)	5.875%	05/01/23	10,425	10,789,875
HCA, Inc., Gtd. Notes	8.000%	10/01/18	14,714	17,546,445
HCA, Inc., Sr. Sec’d. Notes(c)	4.750%	05/01/23	2,500	2,500,000
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,400	2,436,000
HCA, Inc., Sr. Sec’d. Notes	7.250%	09/15/20	625	672,656
HCA, Inc., Sr. Unsec’d. Notes(c)	6.375%	01/15/15	3,085	3,177,550
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15	3,537	3,811,118
HCA, Inc., Sr. Unsec’d. Notes	7.500%	11/15/95	2,700	2,423,250
HCA, Inc., Sr. Unsec’d. Notes, MTN(c)	9.000%	12/15/14	5,900	6,158,125
HealthSouth Corp., Gtd. Notes	7.250%	10/01/18	6,761	7,107,501
HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	1,271	1,391,745
Kindred Healthcare, Inc., Gtd. Notes, 144A	6.375%	04/15/22	3,550	3,607,688
LifePoint Hospitals, Inc., Gtd. Notes, 144A	5.500%	12/01/21	4,200	4,399,500
Mallinckrodt International Finance SA, Gtd. Notes(c)(d)	4.750%	04/15/23	5,225	5,068,250
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,850	6,201,000
ResCare, Inc., Gtd. Notes	10.750%	01/15/19	4,550	5,005,000
Select Medical Corp., Gtd. Notes, 144A	6.375%	06/01/21	6,450	6,724,125
STHI Holding Corp., Sec’d. Notes, 144A (original cost $150,000; purchased 03/11/11)(b)(d)	8.000%	03/15/18	150	159,375
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	4.375%	10/01/21	4,425	4,347,563
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	4.500%	04/01/21	4,800	4,764,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	3,425	3,467,813
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	6.000%	10/01/20	1,625	1,746,875
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	6.250%	11/01/18	1,575	1,736,438
Tenet Healthcare Corp., Sr. Unsec’d Notes	6.750%	02/01/20	3,325	3,557,750
Tenet Healthcare Corp., Sr. Unsec’d Notes, 144A(c)	5.000%	03/01/19	4,825	4,921,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	8.125%	04/01/22	9,825	11,175,937
Valeant Pharmaceuticals International, Gtd. Notes, 144A(c)	5.625%	12/01/21	1,900	1,971,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	5,640	6,034,800
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	10/01/17	1,385	1,452,519
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%	12/01/18	8,075	8,498,937
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.000%	10/01/20	1,725	1,837,125
VPII Escrow Corp., Gtd. Notes, 144A(c)	7.500%	07/15/21	3,975	4,412,250

				261,681,484

Healthcare Insurance — 0.1%
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	4,525	4,581,563

Lodging — 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	5.625%	10/15/21	5,950	6,292,125
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	3,025	3,509,000

				9,801,125

Media & Entertainment — 4.1%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	12,050	13,797,250
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	2,645	2,955,788
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	2,000	2,290,000
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	4,750	5,189,375
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A(c)	5.625%	02/15/24	3,275	3,365,063
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	2,075	2,126,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%	06/01/24	2,225	2,244,469
Cinemark USA, Inc., Gtd. Notes(c)	5.125%	12/15/22	5,775	5,854,406
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	3,069	3,264,649
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(c)	6.500%	11/15/22	3,074	3,289,180
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(c)	7.625%	03/15/20	2,275	2,434,250
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	3,425	3,913,062
Gray Television, Inc., Gtd. Notes(c)	7.500%	10/01/20	7,300	7,829,250
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Unsec’d. Notes, 144A(c)	7.000%	10/15/20	4,530	4,178,925
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/15/22	3,700	3,737,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	4,600	4,968,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(c)	5.500%	08/01/23	17,750	17,661,250
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	2,000	2,210,000
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	1,900	1,995,000
Live Nation Entertainment, Inc., Sr. Unsec’d. Notes, 144A(c)	5.375%	06/15/22	2,500	2,518,750
McGraw-Hill Global Education Holdings LLC /McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A(c)	9.750%	04/01/21	6,800	7,769,000
Mood Media Corp. (Canada), Gtd. Notes, 144A	9.250%	10/15/20	3,825	3,480,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $2,400,000; purchased 07/30/13)(b)(d)	5.000%	08/01/18	2,400	2,496,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,075	4,258,375
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(c)	6.000%	04/01/24	3,350	3,383,500
Sinclair Television Group, Inc., Gtd. Notes(c)	5.375%	04/01/21	5,050	5,031,062
Sinclair Television Group, Inc., Sr. Unsec’d. Notes(c)	6.125%	10/01/22	3,775	3,878,812
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	980	1,019,200
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(c)	6.000%	05/15/17	5,450	5,633,937
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $2,200,000; purchased 05/16/13)(b)(c)(d)	5.125%	05/15/23	2,200	2,260,500
Vail Resorts, Inc., Gtd. Notes	6.500%	05/01/19	1,650	1,734,563
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	6.000%	01/15/21	500	517,500

				137,285,741

Metals — 2.9%
AK Steel Corp., Gtd. Notes(c)	7.625%	05/15/20	2,350	2,367,625
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	3,300	3,687,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	6.000%	03/01/21	6,700	7,202,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	12,100	13,264,625
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	6.750%	02/25/22	6,535	7,302,862
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	9.500%	02/15/15	350	369,250
Arch Coal, Inc., Gtd. Notes(c)	7.250%	10/01/20	1,155	837,375
Arch Coal, Inc., Gtd. Notes(c)	9.875%	06/15/19	2,475	2,116,125
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,375,500
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A (original cost $3,739,250; purchased 07/09/13-7/30/13)(b)(c)(d)	9.000%	06/01/18	4,100	3,792,500

Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.125%		12/15/20	5,270	5,270,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(c)	6.750%		02/15/20	6,352	6,479,040
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%		02/15/21	7,102	7,244,040
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%		05/15/22	4,300	4,418,250
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	6.000%		04/01/17	4,750	4,916,250
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	6.875%		02/01/18	2,690	2,817,775
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	8.250%		11/01/19	3,445	3,746,438
Graftech International Ltd., Gtd. Notes(c)	6.375%		11/15/20	2,600	2,658,500
Iamgold Corp. (Canada), Gtd. Notes, 144A	6.750%		10/01/20	725	645,250
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%		04/15/20	4,445	4,700,587
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%		11/15/22	4,550	4,697,875
Peabody Energy Corp., Gtd. Notes(c)	6.000%		11/15/18	3,835	3,997,988
Peabody Energy Corp., Gtd. Notes(c)	6.250%		11/15/21	1,275	1,275,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%		02/01/18	3,425	3,716,125

					98,899,230

Non-Captive Finance — 2.3%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A (original cost $2,700,000; purchased 02/07/11)(b)(d)	11.000%		02/01/19	2,700	2,160,000
AerCap Ireland Capital Ltd/AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	1,625	1,635,156
AerCap Ireland Capital Ltd/AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(c)	4.500%		05/15/21	1,550	1,561,625
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	700	748,125
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	26,325	27,180,562
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	5,900	6,335,125
CIT Group, Inc., Sr. Unsec’d. Notes(c)	5.375%		05/15/20	1,000	1,070,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,725	1,863,000
Community Choice Financial, Inc., Sr. Sec’d. Notes	10.750%		05/01/19	550	446,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19	4,975	5,093,156
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%		02/01/22	1,175	1,222,000
ILFC E-Capital Trust II Ltd., Gtd. Notes, 144A	6.250	%(a)	12/21/65	4,275	4,221,562
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(c)	7.125%		09/01/18	375	434,063
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	3.875%		04/15/18	3,600	3,699,000
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	1,350	1,500,188
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.250%		12/15/20	1,150	1,392,938
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.875%		09/01/17	1,100	1,309,000
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,400	2,622,000
SLM Corp., Sr. Unsec’d. Notes, MTN(c)	8.000%		03/25/20	1,700	1,963,500
Springleaf Finance Corp., Sr. Unsec’d. Notes	6.000%		06/01/20	9,825	9,972,375
Springleaf Finance Corp., Sr. Unsec’d. Notes	8.250%		10/01/23	1,150	1,299,500

					77,729,750

Packaging — 3.3%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(c)	9.125%		10/15/20	6,950	7,697,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(c)	6.250%		01/31/19	6,175	6,391,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(c)	6.750%		01/31/21	5,200	5,421,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	1,365	1,504,912
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	993	1,032,353
Berry Plastics Corp., Sec’d. Notes(c)	9.750%	01/15/21	4,975	5,733,687
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Gtd. Notes, 144A	6.000%	06/15/17	5,310	5,416,200
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	9.000%	11/01/17	3,301	3,449,839
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $7,023,750; purchased 10/24/12-04/30/13)(b)(d)	9.500%	11/01/17	6,750	7,104,375
BWAY Holding Co., Gtd. Notes (original cost $1,516,250; purchased 12/01/10-01/09/12)(b)(d)	10.000%	06/15/18	1,400	1,473,500
Exopack Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	6,300	6,709,500
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	3,200	3,572,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,200,000; purchased 09/25/13)(b)(d)	6.500%	10/01/21	3,200	3,360,000
Reynolds Group Issuer, Inc., Gtd. Notes	9.875%	08/15/19	12,985	14,299,731
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes(c)	5.750%	10/15/20	9,975	10,374,000
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes(c)	6.875%	02/15/21	725	781,188
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes(c)	7.875%	08/15/19	6,500	7,101,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19	10,100	10,706,000
Sealed Air Corp., Gtd. Notes, 144A(c)	6.500%	12/01/20	1,425	1,588,875
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	3,875	4,436,875
Sealed Air Corp., Sr. Unsec’d. Notes, 144A(c)	5.250%	04/01/23	1,750	1,789,375

				109,942,910

Paper — 0.2%
Domtar Corp., Gtd. Notes(c)	10.750%	06/01/17	800	998,374
Graphic Packaging International, Inc., Gtd. Notes	7.875%	10/01/18	1,500	1,586,250
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	4,900	5,181,750
Smurfit Kappa Treasury Funding Ltd. (Ireland), Sr. Sec’d. Notes	7.500%	11/20/25	100	115,000

				7,881,374

Pipelines & Other — 3.0%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	4.875%	03/15/24	5,250	5,499,375
AmeriGas Finance LLC, Gtd. Notes(c)	7.000%	05/20/22	6,175	6,823,375
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,147	1,235,893
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	2,750	2,866,875
El Paso Corp., Gtd. Notes, GMTN	7.800%	08/01/31	750	811,875
El Paso Corp., Gtd. Notes, GMTN	8.050%	10/15/30	110	119,075
Energy Transfer Equity LP, Sr. Sec’d. Notes(c)	7.500%	10/15/20	3,650	4,215,750
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	4,275	4,467,375
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%	01/15/22	5,455	5,686,837
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	2,805	2,987,325
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	5.000%	02/15/21	2,855	2,877,709
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A(c)	5.625%	11/15/23	5,875	5,924,544
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	3,400	3,476,500
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(c)	5.750%	09/01/20	5,300	5,565,000

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,691,750; purchased 02/25/14)(b)(d)	3.900%	04/15/15	1,675	1,691,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,594,625; purchased 02/21/14-02/25/14)(b)(d)	5.625%	04/15/20	3,725	3,715,688
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $8,569,688; purchased 01/10/13-06/13/13)(b)(c)(d)	6.000%	01/15/19	8,625	8,862,187
Southern Natural Gas Co., Sr. Unsec’d. Notes	8.000%	03/01/32	29	39,558
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	5,725	5,796,562
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	2,440	2,684,000
Targa Resources Partners LP, Gtd. Notes(c)	6.375%	08/01/22	1,115	1,195,838
Targa Resources Partners LP, Gtd. Notes	6.875%	02/01/21	8,700	9,330,750
Targa Resources Partners LP, Gtd. Notes	7.875%	10/15/18	3,375	3,577,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	4,500	4,252,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	1,575	1,645,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(c)	6.125%	10/15/21	3,050	3,217,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	5.875%	10/01/20	1,725	1,802,625

				100,370,091

Real Estate Investment Trusts — 1.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%	02/15/19	15,225	16,252,687
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes, 144A	5.875%	06/01/21	2,225	2,247,250
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	3,000	3,187,500
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	4,425	4,579,875
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	2,180	2,248,125
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	1,287	1,319,175
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	3,675	3,679,594
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	2,475	2,539,969
Omega Healthcare Investors, Inc., Gtd. Notes	6.750%	10/15/22	800	866,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	2,925	2,998,125
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	2,975	3,123,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	04/15/20	300	348,766
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,975	6,974,367

				50,365,183

Retailers — 2.8%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	4,325	4,676,406
Claire’s Stores, Inc., Gtd. Notes, 144A(c)	7.750%	06/01/20	2,350	1,656,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(c)	6.125%	03/15/20	3,675	3,500,438
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(c)	9.000%	03/15/19	4,025	4,135,687
CST Brands, Inc., Gtd. Notes(c)	5.000%	05/01/23	2,150	2,144,625
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	10,025	10,476,927
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $9,584,710; purchased 06/06/13-01/03/14)(b)(c)(d)	9.250%	06/15/21	9,400	10,199,000
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	1,625	1,665,625
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	7,375	7,817,500
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	3,575	3,789,500

Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.500%	08/01/18	3,950	4,048,750
Murphy Oil USA, Inc., Gtd. Notes, 144A	6.000%	08/15/23	1,975	2,054,000
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(c)	8.000%	10/15/21	7,033	7,736,300
Pantry, Inc. (The), Gtd. Notes	8.375%	08/01/20	17,968	19,382,980
Penske Automotive Group, Inc., Gtd. Notes(c)	5.750%	10/01/22	3,750	3,923,438
PVH Corp., Sr. Unsec’d. Notes(c)	4.500%	12/15/22	2,900	2,856,500
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(c)	8.500%	12/01/17	3,480	3,549,600

				93,614,026

Technology — 12.4%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	3,050	3,286,375
Activision Blizzard, Inc., Gtd. Notes, 144A(c)	6.125%	09/15/23	2,650	2,921,625
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(c)	6.750%	03/01/19	8,100	8,545,500
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(c)	6.750%	11/15/20	7,395	7,857,187
Ancestry.com, Inc., Gtd. Notes, PIK	11.000%	12/15/20	4,125	4,836,563
Ancestry.com, Inc., Sr. Unsec’d. Notes, 144A	9.625%	10/15/18	5,420	5,582,600
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	9,100	9,691,500
Avaya, Inc., Sec’d. Notes, 144A(c)	10.500%	03/01/21	21,340	19,312,700
Avaya, Inc., Sr. Sec’d. Notes, 144A(c)	7.000%	04/01/19	2,160	2,138,400
Blackboard, Inc., Sr. Unsec’d. Notes, 144A	7.750%	11/15/19	8,175	8,583,750
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	9,148	9,628,270
Boxer Parent Co, Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	9.000%	10/15/19	13,700	13,563,000
Brightstar Corp., Gtd. Notes, 144A (original cost $8,039,150; purchased 11/23/10-04/01/13)(b)(d)	9.500%	12/01/16	7,830	8,466,187
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $9,581,693; purchased 07/26/13-08/09/13)(b)(d)	7.250%	08/01/18	9,675	10,618,312
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19	16,850	18,345,437
Ceridian Corp., Gtd. Notes (original cost $11,659,875; purchased 06/29/12-09/12/12)(b)(d)	11.250%	11/15/15	12,050	12,141,580
Ceridian Corp., Gtd. Notes, PIK (original cost $5,547,295; purchased 09/14/12)(b)(c)(d)	12.250%	11/15/15	5,506	5,547,846
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,525,000; purchased 03/21/13)(b)(c)(d)	11.000%	03/15/21	2,525	2,910,063
Ceridian LLC/Comdata, Inc., Gtd. Notes, 144A	8.125%	11/15/17	6,950	7,019,500
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	21,940	23,420,950
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	5,375	5,401,875
CommScope, Inc., Gtd. Notes, 144A	8.250%	01/15/19	8,787	9,542,682
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	2,300	2,507,000
First Data Corp., Gtd. Notes	10.625%	06/15/21	15,407	17,660,274
First Data Corp., Gtd. Notes(c)	11.250%	01/15/21	5,665	6,514,750
First Data Corp., Gtd. Notes(c)	11.750%	08/15/21	32,350	35,908,500
First Data Corp., Gtd. Notes	12.625%	01/15/21	10,467	12,586,567
First Data Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A	14.500%	09/24/19	7,975	8,014,875
Freescale Semiconductor, Inc., Gtd. Notes(c)	8.050%	02/01/20	3,112	3,384,300
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(c)	6.000%	01/15/22	6,320	6,746,600
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	12/15/17	8,330	8,486,187
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(c)	7.125%	05/01/21	4,100	4,182,000
Iron Mountain, Inc., Gtd. Notes(c)	6.000%	08/15/23	7,450	7,915,625
NCR Corp., Sr. Unsec’d. Notes, 144A	5.875%	12/15/21	3,025	3,191,375
Nortel Networks Ltd. (Canada), Gtd. Notes(f)	5.344%	07/15/11	3,000	3,210,000
Nortel Networks Ltd. (Canada), Gtd. Notes(f)	10.125%	07/15/13	5,600	6,538,000
Nortel Networks Ltd. (Canada), Gtd. Notes(c)(d)(e)	10.750%	07/15/16	7,790	9,133,775
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	9,630	9,798,525
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	6,085	6,503,344
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(c)	5.750%	03/15/23	5,725	6,111,438

Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	6,075	6,029,438
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(c)	6.500%	05/15/19	4,733	5,064,310
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%	01/15/19	7,015	7,751,575
SunGard Availability Services Capital, Inc., Gtd. Notes, 144A(c)	8.750%	04/01/22	4,950	4,615,875
SunGard Data Systems, Inc., Gtd. Notes(c)	6.625%	11/01/19	7,365	7,788,487
SunGard Data Systems, Inc., Gtd. Notes	7.375%	11/15/18	246	260,453
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	5,770	6,231,600
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	8.125%	06/15/18	6,850	7,151,400
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%	06/15/18	12,300	12,951,900

				415,600,075

Telecommunications — 5.2%
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,520	1,656,800
CenturyLink, Inc., Sr. Unsec’d. Notes(c)	6.750%	12/01/23	1,309	1,426,810
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	4,700	4,747,000
Columbus International, Inc. (Barbados), Gtd. Notes, 144A (original cost $5,000,000; purchased 3/24/14)(b)(d)	7.375%	03/30/21	5,000	5,293,750
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	4,700	4,888,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	4,100	4,223,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	5,600	6,034,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	6,640	7,951,400
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23	1,981	2,050,335
Frontier Communications Corp., Sr. Unsec’d. Notes	8.250%	04/15/17	925	1,078,781
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	8.500%	04/15/20	450	524,813
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	3,750	4,289,062
Level 3 Financing, Inc., Gtd. Notes(c)	7.000%	06/01/20	3,500	3,788,750
Level 3 Financing, Inc., Gtd. Notes	8.125%	07/01/19	1,125	1,229,063
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	3,950	4,433,875
Softbank Corp. (Japan), Gtd. Notes, 144A(c)	4.500%	04/15/20	5,630	5,700,375
Sprint Capital Corp., Gtd. Notes(c)	6.875%	11/15/28	14,560	14,924,000
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	10,960	12,110,800
Sprint Communications, Inc., Gtd. Notes, 144A(c)	7.000%	03/01/20	3,725	4,293,062
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,265	2,751,975
Sprint Communications, Inc., Sr. Unsec’d. Notes(c)	6.000%	11/15/22	3,525	3,639,562
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	2,325	2,563,313
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%	03/01/17	2,175	2,571,938
Sprint Corp., Gtd. Notes, 144A	7.125%	06/15/24	7,990	8,609,225
Sprint Corp., Gtd. Notes, 144A	7.875%	09/15/23	7,245	8,186,850
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	700	741,125
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,900	6,357,250
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	8,600	8,610,750
TW Telecom Holdings, Inc., Gtd. Notes	5.375%	10/01/22	3,775	3,855,219
Wind Acquisition Finance SA (Italy), Gtd. Notes, 144A(c)	7.375%	04/23/21	13,800	14,283,000
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(c)	6.500%	04/30/20	2,800	2,996,000
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(c)	7.250%	02/15/18	4,175	4,404,625
Windstream Holdings, Inc., Gtd. Notes(c)	6.375%	08/01/23	6,725	6,674,562
Windstream Holdings, Inc., Gtd. Notes(c)	7.500%	06/01/22	900	967,500
Windstream Holdings, Inc., Gtd. Notes(c)	7.500%	04/01/23	3,405	3,617,812
Windstream Holdings, Inc., Gtd. Notes(c)	7.750%	10/15/20	2,325	2,522,625

				173,997,007

Tobacco — 0.3%
Vector Group Ltd., Sr. Sec’d. Notes	7.750%	02/15/21	8,475	9,025,875

Transportation Services — 1.0%
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.875%	01/31/18	1,350	1,431,837
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	9.750%	03/15/20	3,075	3,490,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(c)	5.125%	06/01/22	6,900	6,900,000
Hertz Corp. (The), Gtd. Notes(c)	5.875%	10/15/20	1,275	1,348,312
Hertz Corp. (The), Gtd. Notes(c)	6.250%	10/15/22	1,925	2,057,344
Hertz Corp. (The), Gtd. Notes(c)	6.750%	04/15/19	3,740	3,997,125
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $9,432,750; purchased 12/7/12-12/12/13)(b)(d)	8.375%	12/15/18	9,230	9,876,100
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	6,100	6,214,375

				35,315,218

TOTAL CORPORATE BONDS (cost $3,022,915,103)				3,157,056,089

FOREIGN AGENCY — 0.1%
Harvest Operations Corp. (South Korea), Gtd. Notes(c) (cost $2,861,124)	6.875%	10/01/17	2,835	3,072,431

			Shares
COMMON STOCKS
Adelphia Recovery Trust*(d)			2,000,000	2,000
Blaze Recycling and Metals LLC (original cost $46,387; purchased 08/22/12)*(b)(d)			46,387	464
DEX Media, Inc.*(c)			29,840	296,013
WKI Holding Co., Inc.*(d)			6,031	219,166

TOTAL COMMON STOCKS (cost $19,258,676)				517,643

PREFERRED STOCKS — 0.2%
Banking — 0.2%
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875%			153,000	4,192,200
Goldman Sachs Group, Inc. (The) (fixed to floating security), 6.375%			87,000	2,255,040

				6,447,240

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 05/27/98)*(b)(d)			2,000	188,000
Cable
Adelphia Communications Corp. (Class A Stock)*(d)			20,000	20

TOTAL PREFERRED STOCKS (cost $6,018,416)				6,635,260

			Units
WARRANTS*(g)
Chemicals
Hercules, Inc., expiring 03/31/29			230	9,496
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (original cost $0; purchased 07/06/11)(b)(d)			6,854	69
Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/15			6,958	97,412

TOTAL WARRANTS (cost $41,261)		106,977

TOTAL LONG-TERM INVESTMENTS (cost $3,118,238,551)		3,235,256,771

	Shares
SHORT-TERM INVESTMENTS — 26.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $453,487)(h)	46,645	436,593
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $885,046,365; includes $769,271,935 of cash collateral for securities on loan)(h)(i)	885,046,365	885,046,365

TOTAL SHORT-TERM INVESTMENTS (cost $885,499,852)		885,482,958

TOTAL INVESTMENTS — 122.5% (cost $4,003,738,403)(j)		4,120,739,729
Liabilities in excess of other assets(k) — (22.5)%		(758,179,978)

NET ASSETS — 100.0%		$3,362,559,751

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2014.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $188,567,087. The aggregate value of $196,549,299, is approximately 5.8% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $751,162,526; cash collateral of $769,271,935 (included with liabilities) was received with which the Fund’s purchased highly liquid short-term investments. In addition, as of May 31, 2014, $709,256 of collateral has been segregated to cover securities lending requirements. Securities on loan are subject to contractual netting arrangements.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayments; non-income producing security.
(g)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2014.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$4,013,431,606

Appreciation	143,143,888
Depreciation	(35,835,765)

Net Unrealized Appreciation	$107,308,123

The book basis may differ from tax basis due to certain tax related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at May 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at May 31, 2014(3)	Unrealized Appreciation(5)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY. 21	12/20/18	5.000%	93,060	$7,259,742	$8,236,125	$976,383

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at May 31, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy. Inc.	03/20/16	4.100%	1,850	0.692%	$129,553	$—	$129,553	Goldman Sachs & Co.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$—	$32,870
Collateralized Loan Obligations	—	4,789,689	—
Bank Loans	—	50,500,862	12,544,950
Corporate Bonds	—	3,148,019,258	9,036,831
Foreign Agency	—	3,072,431	—
Common Stocks	296,013	—	221,630
Preferred Stocks	6,447,240	—	188,020
Warrants	97,412	—	9,565
Affiliated Mutual Funds	885,482,958	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	1,105,936	—

Total	$892,323,623	$3,207,488,176	$22,033,866

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/13	$31,394	$16,509,375	$13,934,066	$207,699	$154,020	$12,959
Realized gain (loss)	—	—	(111,375)	—	—	—
Change in unrealized appreciation (depreciation)**	1,476	(65,558)	203,176	13,931	34,000	(3,394)
Purchases	—	970,200	1,200,375	—	—	—
Sales	—	(4,897,656)	(1,098,625)	—	—	—
Accrued discount/premium	—	28,589	—	—	—	—
Transfers into Level 3	—	—	2,189,105	—	—	—
Transfers out of Level 3	—	—	(7,279,891)	—	—	—

Balance as of 05/31/14	$32,870	$12,544,950	$9,036,831	$221,630	$188,020	$9,565

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $269,797 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Corporate Bond transferred out of Level 3 as a result of being valued by an independent pricing vendor and 1 Corporate Bond transferred into Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 99.5%
BANK LOANS(a) — 3.8%
Automotive — 0.1%
Schaeffler AG (Germany)	3.750%	05/12/20	EUR	623	$850,472

Cable — 0.5%
Telenet International Finance SA (Belgium)	3.500%	06/30/23	EUR	5,000	6,800,174

Capital Goods — 0.4%
OGF SA	4.260%	10/30/20	EUR	2,500	3,435,284
Tank & Rast GmbH (Germany)	3.810%	12/10/18	EUR	1,500	2,047,295

					5,482,579

Chemicals — 0.4%
Axalta Coating Systems US Holdings	4.000%	02/01/20		2,500	2,496,875
Colouroz Investment 2 LLC	4.750%	09/30/21		3,989	3,975,290

					6,472,165

Electric
Calpine Corp.	4.000%	04/01/18		123	123,346

Energy - Other — 0.3%
Samson Investment Co.	5.000%	09/25/18		4,500	4,495,982

Foods — 0.4%
Agrokor DD Spv2 (Croatia)	9.500%	06/04/18	EUR	4,000	5,430,488

Gaming
MGM Resorts International	3.500%	12/20/19		494	492,362

Healthcare & Pharmaceutical
Catalent Pharma Solutions, Inc.	6.500%	12/29/17		300	302,250

Media & Entertainment
Gray Television, Inc.	4.500%	10/11/19		72	71,577

Technology — 1.7%
Avago Technologies Finance Pte Ltd. (Luxembourg)	3.750%	05/06/21		12,000	12,035,004
First Data Corp.	4.234%	03/26/18		150	150,213
Interactive Data Corp.	4.750%	05/03/21		3,000	3,020,625
Kronos, Inc.	9.750%	04/30/20		3,543	3,652,568
Sungard Availability Services Capital, Inc.	6.000%	03/29/19		5,000	4,971,875

					23,830,285

TOTAL BANK LOANS (cost $53,967,594)					54,351,680

CORPORATE BONDS — 95.6%
Aerospace & Defense — 2.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	4.750%	04/15/19		6,650	6,733,125
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18		6,300	7,134,750
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20		2,727	2,931,525
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A	8.250%	10/15/18		10,660	11,326,250

					28,125,650

Automotive — 1.8%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125%	05/15/19		4,000	4,290,000
American Axle & Manufacturing Holdings, Inc., Gtd. Notes	5.125%	02/15/19		1,750	1,837,500
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%	06/15/19		4,025	4,397,313
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.250%	06/15/21		4,500	5,130,000
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500%	10/02/18		1,925	1,973,125
Lear Corp., Gtd. Notes	8.125%	03/15/20		898	976,575

Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, 144A	6.875%	08/15/18		6,425	6,786,406

					25,390,919

Building Materials & Construction — 5.0%
Beazer Homes USA, Inc., Gtd. Notes, 144A	5.750%	06/15/19		2,925	2,910,375
Beazer Homes USA, Inc., Sr. Sec’d. Notes	6.625%	04/15/18		12,171	13,022,970
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $4,073,438; purchased 04/24/14-05/22/14)(c)(d)	6.750%	05/01/21		3,750	4,050,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $4,263,099; purchased 06/20/13-03/25/14)(c)(d)	6.875%	08/15/18		4,050	4,214,531
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.250%	05/12/20		1,500	1,642,500
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%	05/12/20		1,000	1,095,000
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		4,000	4,612,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500%	06/15/18		2,500	2,875,000
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18		2,018	2,060,883
D.R. Horton, Inc., Gtd. Notes	5.625%	01/15/16		250	265,625
D.R. Horton, Inc., Gtd. Notes	6.500%	04/15/16		100	108,250
Lennar Corp., Gtd. Notes	4.500%	06/15/19		4,200	4,263,000
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18		8,647	10,203,460
Standard Pacific Corp., Gtd. Notes	10.750%	09/15/16		150	179,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20		4,500	4,938,750
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18		500	515,000
Toll Brothers Finance Corp., Gtd. Notes	8.910%	10/15/17		1,500	1,800,000
US Concrete, Inc., Sr. Sec’d. Notes, 144A	8.500%	12/01/18		6,450	6,982,125
USG Corp., Gtd. Notes, 144A(b)	8.375%	10/15/18		1,068	1,134,750
USG Corp., Sr. Unsec’d. Notes	6.300%	11/15/16		3,725	4,023,000

					70,896,469

Cable — 8.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18		5,500	6,215,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		5,600	6,552,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19		8,115	8,581,613
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.250%	10/30/17		18,103	19,166,551
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20		1,300	1,417,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18		4,218	4,882,335
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18		4,250	4,908,750
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		250	298,125
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19		1,950	2,320,500
Kabel Deutschland Holding AG (Germany), Sr. Unsec’d. Notes, RegS	6.500%	07/31/17	EUR	400	573,497
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A(b)	8.875%	12/01/18		19,580	21,048,500
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%	12/01/18		6,875	7,339,063
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500%	01/27/20		500	539,375
Numericable Group SA (France), Sr. Sec’d. Notes, 144A(b)	4.875%	05/15/19		15,675	15,988,500
Ono Finance II PLC (Spain), Gtd. Notes, 144A(b)	10.875%	07/15/19		7,430	8,200,863
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	7.500%	03/15/19		1,200	1,287,000
Unitymedia KabelBW GmbH (Germany), Sec’d. Notes, RegS	9.625%	12/01/19	EUR	500	735,254

UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%		07/01/20		210	223,125
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	8.375%		10/15/19		4,584	4,870,500
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	8.875%		10/15/19	GBP	750	1,337,853

						116,485,404

Capital Goods — 4.2%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,603,250; purchased 01/16/14-02/12/14)(c)(d)	7.000%		02/01/19		1,575	1,685,250
Case New Holland Industrial, Inc., Gtd. Notes	7.875%		12/01/17		2,570	3,019,750
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $5,997,500; purchased 12/18/13-03/21/14)(c)(d)	8.750%		12/15/19		5,500	6,118,750
CNH America LLC, Gtd. Notes	7.250%		01/15/16		1,000	1,083,750
CNH Capital LLC, Gtd. Notes	3.625%		04/15/18		375	384,375
CNH Capital LLC, Gtd. Notes	3.875%		11/01/15		250	256,250
Columbus McKinnon Corp., Gtd. Notes	7.875%		02/01/19		2,056	2,197,350
Hertz Corp. (The), Gtd. Notes	6.750%		04/15/19		2,752	2,941,200
Hertz Corp. (The), Gtd. Notes	7.500%		10/15/18		7,616	8,044,400
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%		10/15/17		3,150	3,433,500
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18		4,572	4,846,320
SPX Corp., Gtd. Notes(b)	6.875%		09/01/17		8,831	9,979,030
Terex Corp., Gtd. Notes	6.500%		04/01/20		2,900	3,142,875
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	9.000%		10/01/18		527	563,231
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,935,485; purchased 01/31/13-05/14/14)(c)(d)	7.500%		02/15/19		6,583	6,912,150
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%		02/01/21		4,950	5,544,000
WireCo WorldGroup, Inc., Gtd. Notes	9.500%		05/15/17		150	153,750

						60,305,931

Chemicals — 5.5%
Celanese U.S. Holdings LLC, Gtd. Notes	6.625%		10/15/18		4,850	5,086,437
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	8.875%		02/01/18		8,000	8,340,000
Huntsman International LLC, Gtd. Notes	8.625%		03/15/20		7,380	8,044,200
Kissner Milling Co., Ltd. (Canada), Sr. Sec’d. Notes, 144A	7.250%		06/01/19		3,175	3,254,375
Koppers, Inc., Gtd. Notes	7.875%		12/01/19		17,627	18,728,687
Olin Corp., Sr. Unsec’d. Notes	8.875%		08/15/19		5,544	5,858,345
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	9.625%		06/15/18		2,353	2,535,358
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	9.250%		08/01/19		1,750	1,824,375
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250%		04/01/20		1,425	1,542,563
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%		03/31/20		20,185	22,657,662

						77,872,002

Consumer — 2.7%
Galaxy Bidco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	5.525	%(a)	11/15/19	GBP	1,050	1,773,642
Geo Debt Finance SCA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%		08/01/18	EUR	300	433,910
Gibson Brands Escrow Corp., Sr. Sec’d. Notes, 144A	8.875%		08/01/18		1,050	1,086,750
Jarden Corp., Gtd. Notes	7.500%		05/01/17		2,320	2,639,000
Laureate Education, Inc., Gtd. Notes, 144A	9.250%		09/01/19		5,950	6,247,500
Novalis SAS (France), Sr. Sec’d. Notes, 144A	6.000%		06/15/18	EUR	1,200	1,723,715

QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%		10/01/19	2,950	3,114,318
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%		12/15/20	5,154	5,566,320
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	6,070	7,064,266
West Corp., Gtd. Notes	7.875%		01/15/19	7,000	7,437,500
West Corp., Gtd. Notes	8.625%		10/01/18	1,070	1,134,200

					38,221,121

Electric — 2.2%
AES Corp. (The), Sr. Unsec’d. Notes	3.229	%(a)	06/01/19	4,475	4,514,156
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		10/15/17	2,150	2,520,875
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		06/01/20	1,475	1,766,313
AES Corp. (The), Sr. Unsec’d. Notes	9.750%		04/15/16	1,500	1,706,250
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	5,150	5,562,000
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125%		06/30/17	1,035	1,110,066
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18	11,500	13,124,375
NRG REMA LLC, Pass-Through Certificates(c)	9.237%		07/02/17	484	501,304

					30,805,339

Energy - Integrated
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	200	221,500

Energy - Other — 2.1%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%		04/08/19	1,000	1,130,000
Afren PLC (United Kingdom), Sr. Sec’d. Notes, 144A	10.250%		04/08/19	5,500	6,215,000
CGG SA (France), Gtd. Notes	7.750%		05/15/17	850	858,500
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	9.375%		05/01/20	1,000	1,148,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $1,102,500; purchased 03/15/13-03/18/13)(c)(d)	8.000%		02/15/20	1,000	1,072,500
Kodiak Oil & Gas Corp., Gtd. Notes	8.125%		12/01/19	6,900	7,659,000
Ocean Rig UDW, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A	7.250%		04/01/19	1,650	1,637,625
PHI, Inc., Gtd. Notes, 144A	5.250%		03/15/19	1,650	1,678,875
SESI LLC, Gtd. Notes	6.375%		05/01/19	6,000	6,397,500
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%		12/15/18	1,500	1,582,500

					29,380,250

Food & Beverage — 4.1%
ARAMARK Services, Inc., Gtd. Notes	5.750%		03/15/20	1,005	1,069,069
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%		10/05/16	1,600	1,820,000
Constellation Brands, Inc., Gtd. Notes	7.250%		09/01/16	480	537,600
Constellation Brands, Inc., Gtd. Notes	8.375%		12/15/14	500	518,750
Cott Beverages, Inc., Gtd. Notes	8.125%		09/01/18	6,790	7,171,937
Dave & Buster’s, Inc., Gtd. Notes(b)	11.000%		06/01/18	5,880	6,245,148
JBS SA (Brazil), Sr. Unsec’d. Notes, RegS (original cost $1,691,250; purchased 01/13/14)(d)	10.500%		08/04/16	1,500	1,725,000
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,629,875; purchased 05/27/14)(c)(d)	9.375%		05/01/20	1,475	1,628,031
Michael Foods Group, Inc., Gtd. Notes	9.750%		07/15/18	9,050	9,583,950
Pilgrim’s Pride Corp., Gtd. Notes	7.875%		12/15/18	5,000	5,325,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750%		07/01/17	2,825	3,255,813
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18	5,725	5,996,937
Stater Brothers Holdings, Inc., Gtd. Notes	7.375%		11/15/18	1,785	1,884,960
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes	8.875%		12/15/17	11,252	12,278,745

					59,040,940

Gaming — 6.6%
Boyd Gaming Corp., Gtd. Notes	9.125%		12/01/18		3,000	3,187,500
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	11.250%		06/01/17		11,875	10,450,000
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000%		10/01/20		975	1,007,906
CCM Merger, Inc., Gtd. Notes, 144A (original cost $6,253,325; purchased 09/04/13-05/21/14)(c)(d)	9.125%		05/01/19		5,935	6,350,450
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.375%		11/01/18		5,725	5,939,688
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500%		12/01/21		2,235	2,324,400
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%		03/15/19		9,303	9,907,695
MGM Resorts International, Gtd. Notes(b)	7.625%		01/15/17		6,070	6,897,038
MGM Resorts International, Gtd. Notes	10.000%		11/01/16		3,400	4,037,500
MTR Gaming Group, Inc., Sec’d. Notes(b)	11.500%		08/01/19		9,500	10,675,625
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%		02/15/18		13,021	13,867,365
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21		9,180	9,925,875
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%		05/15/20		7,925	8,658,062

						93,229,104

Healthcare & Pharmaceutical — 8.0%
Capella Healthcare, Inc., Gtd. Notes	9.250%		07/01/17		3,650	3,827,937
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%		05/15/19		675	693,563
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%		11/15/19		12,925	14,185,187
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%		01/15/19		1,350	1,380,375
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%		12/15/18		12,284	13,420,270
Elli Finance UK PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.750%		06/15/19	GBP	1,950	3,610,143
Emdeon, Inc., Gtd. Notes	11.000%		12/31/19		14,000	16,135,000
HCA Holdings, Inc., Sr. Unsec’d. Notes	7.750%		05/15/21		8,972	9,880,415
HCA, Inc., Gtd. Notes	8.000%		10/01/18		5,000	5,962,500
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19		3,975	4,044,562
HCA, Inc., Sr. Unsec’d. Notes	6.500%		02/15/16		250	270,000
HCA, Inc., Sr. Unsec’d. Notes, MTN(b)	9.000%		12/15/14		688	718,100
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.522	%(a)	12/01/18	GBP	2,000	3,402,672
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		12/01/18	GBP	1,000	1,743,241
MedAssets, Inc., Gtd. Notes	8.000%		11/15/18		14,299	15,156,940
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.000%		02/15/18	GBP	300	530,264
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18		5,500	6,063,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20		1,000	1,090,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	9.250%		02/01/15		3,900	4,095,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(b)	5.000%		03/01/19		1,650	1,683,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%		08/15/18		4,125	4,455,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%		12/01/18		1,000	1,052,500

						113,400,419

Lodging — 1.0%
MISA Investments Ltd., Unsec’d. Notes, 144A	8.625%		08/15/18		11,200	11,396,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%		03/15/18		3,000	3,480,000

						14,876,000

Media & Entertainment — 3.7%
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21		4,000	4,470,000
Carmike Cinemas, Inc., Sec’d. Notes	7.375%		05/15/19		3,000	3,277,500

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125%	08/01/18	3,628	3,832,075
Crown Media Holdings, Inc., Gtd. Notes	10.500%	07/15/19	1,000	1,131,250
Gannett Co., Inc., Gtd. Notes	7.125%	09/01/18	2,000	2,095,000
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	7.375%	12/01/17	485	504,837
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	3,000	3,206,250
LIN Television Corp., Gtd. Notes	8.375%	04/15/18	8,100	8,555,625
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,387,500; purchased 07/30/13-09/20/13)(c)(d)	5.000%	08/01/18	2,375	2,470,000
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%	07/15/21	3,500	3,841,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	7.750%	10/15/18	1,092	1,156,155
Sinclair Television Group, Inc., Gtd. Notes	8.375%	10/15/18	1,675	1,779,687
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	11.125%	06/01/18	6,395	6,750,754
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	700	728,000
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%	05/15/17	8,410	8,693,837

				52,492,220

Metals — 7.8%
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	15,075	16,846,312
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	07/15/18	4,000	4,581,752
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	9,947	10,518,953
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	5,300	5,810,125
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	9.500%	02/15/15	700	738,500
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	10.350%	06/01/19	4,500	5,703,750
Arch Coal, Inc., Gtd. Notes	9.875%	06/15/19	75	64,125
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A (original cost $1,538,750; purchased 05/13/13-07/30/13)(b)(c)(d)	9.000%	06/01/18	1,600	1,480,000
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $7,742,500; purchased 04/01/14-05/30/14)(c)(d)	6.875%	05/01/18	7,250	7,703,125
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.250%	10/15/19	1,000	1,035,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.000%	04/01/17	8,925	9,237,375
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.875%	02/01/18	7,950	8,327,625
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	8.250%	11/01/19	10,500	11,418,750
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $3,382,500; purchased 05/27/14)(c)(d)	9.500%	12/05/20	3,000	3,360,000
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	1,650	1,744,875
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18	3,480	3,627,900
Steel Dynamics, Inc., Gtd. Notes	6.125%	08/15/19	8,500	9,243,750
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18	5,900	6,401,500
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	10.750%	02/01/18	2,925	3,173,625

				111,017,042

Non-Captive Finance — 0.9%
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/15/18	250	268,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes, 144A	4.875%	03/15/19	1,400	1,433,250
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	1,725	1,772,437
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	1,000	1,092,500
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17	1,600	1,904,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	150	173,250

SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18		5,150	6,064,125

					12,708,000

Packaging — 2.5%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19		7,620	8,115,300
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%	10/15/20		1,000	1,107,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19		400	414,000
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	6.000%	06/15/17		1,625	1,657,500
BWAY Holding Co., Gtd. Notes (original cost $3,946,100; purchased 09/11/13-02/27/14)(c)(d)	10.000%	06/15/18		3,625	3,815,313
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17		4,262	4,757,457
Owens-Illinois, Inc., Sr. Unsec’d. Notes	7.800%	05/15/18		4,829	5,613,712
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19		4,125	4,372,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19		1,350	1,486,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.875%	08/15/19		1,725	1,884,563
Sealed Air Corp., Gtd. Notes, 144A	8.125%	09/15/19		2,000	2,215,000

					35,439,533

Paper — 0.6%
Cascades, Inc. (Canada), Gtd. Notes	7.875%	01/15/20		3,350	3,571,938
Graphic Packaging International, Inc., Gtd. Notes	7.875%	10/01/18		1,000	1,057,500
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18		4,150	4,388,625

					9,018,063

Pipelines & Other — 0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21		1,425	1,535,437
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $617,438; purchased 01/10/13 - 02/22/13)(b)(c)(d)	6.000%	01/15/19		625	642,188

					2,177,625

Real Estate Investment Trusts — 0.8%
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes, 144A	5.875%	06/01/21		875	883,750
Felcor Lodging LP, Sr. Sec’d. Notes(b)	6.750%	06/01/19		8,900	9,478,500
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14		1,214	1,244,350

					11,606,600

Retailers — 2.2%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19		8,400	9,082,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20		50	47,625
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%	03/15/19		9,305	9,560,887
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $2,705,188; purchased 12/10/13-01/03/14)(c)(d)	9.250%	06/15/21		2,575	2,793,875
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19		550	563,750
Michaels Stores, Inc., Gtd. Notes	7.750%	11/01/18		4,775	5,049,563
Phones4u Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	9.500%	04/01/18	GBP	1,406	2,459,834
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(b)	8.500%	12/01/17		2,000	2,040,000

					31,598,034

Technology — 14.9%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625%		07/01/17		12,500	12,843,750
Anixter International, Inc., Gtd. Notes	5.625%		05/01/19		6,700	7,135,500
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%		03/01/21		350	316,750
Brightstar Corp., Gtd. Notes, 144A (original cost $7,651,813; purchased 11/08/12-03/13/14)(c)(d)	9.500%		12/01/16		7,100	7,676,875
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,013,728; purchased 07/26/13-12/18/13)(c)(d)	7.250%		08/01/18		5,625	6,173,437
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19		17,230	18,759,162
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%		12/15/18		14,770	15,803,900
Ceridian Corp., Gtd. Notes (original cost $4,756,813; purchased 01/17/13-11/14/13)(c)(d)	11.250%		11/15/15		4,685	4,720,606
Ceridian Corp., Gtd. Notes, PIK (original cost $4,916,642; purchased 02/19/13-11/14/13)(c)(d)	12.250%		11/15/15		4,822	4,858,714
Ceridian Corp., Sr. Sec’d. Notes, 144A (original cost $800,700; purchased 05/01/13)(c)(d)	8.875%		07/15/19		680	766,700
Ceridian LLC/Comdata, Inc., Gtd. Notes, 144A	8.125%		11/15/17		9,600	9,696,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%		06/01/20		9,540	10,183,950
CommScope, Inc., Gtd. Notes, 144A	8.250%		01/15/19		205	222,630
First Data Corp., Gtd. Notes	12.625%		01/15/21		7,485	9,000,712
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%		06/15/19		3,450	3,700,125
First Data Corp., Sr. Sec’d. Notes, 144A	8.875%		08/15/20		5,304	5,887,440
Freescale Semiconductor, Inc., Gtd. Notes	8.050%		02/01/20		2,086	2,268,525
Freescale Semiconductor, Inc., Gtd. Notes	10.750%		08/01/20		16,350	18,618,562
iGATE Corp., Gtd. Notes, 144A	4.750%		04/15/19		2,325	2,356,969
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17		400	407,500
Infor US, Inc., Gtd. Notes	9.375%		04/01/19		8,989	10,056,444
Infor US, Inc., Gtd. Notes	11.500%		07/15/18		8,200	9,430,000
Interactive Data Corp., Gtd. Notes, 144A	5.875%		04/15/19		9,935	10,015,722
Jabil Circuit, Inc., Sr. Unsec’d. Notes	7.750%		07/15/16		150	170,250
Jabil Circuit, Inc., Sr. Unsec’d. Notes	8.250%		03/15/18		2,400	2,856,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%		06/01/18		3,216	3,232,080
Seagate HDD Cayman, Gtd. Notes	7.000%		11/01/21		1,250	1,423,438
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%		11/15/18		2,575	2,652,250
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500%		05/15/19		1,740	1,861,800
SunGard Data Systems, Inc., Gtd. Notes	6.625%		11/01/19		1,287	1,361,003
SunGard Data Systems, Inc., Gtd. Notes	7.375%		11/15/18		9,195	9,735,206
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20		1,000	1,096,250
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	8.125%		06/15/18		9,571	9,992,124
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%		06/15/18		6,500	6,844,500

						212,124,874

Telecommunications — 7.2%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%		06/15/17		849	923,288
CenturyLink, Inc., Sr. Unsec’d. Notes	6.000%		04/01/17		850	937,125
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%		09/15/19		738	804,420
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/01/17		3,600	3,726,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	300	492,782
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20		6,750	8,083,125
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,152,500; purchased 04/11/13)(c)(d)	7.082%		06/01/16		1,000	1,110,840
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18		1,150	1,341,188
Frontier Communications Corp., Sr. Unsec’d. Notes	8.250%		04/15/17		500	583,125
Level 3 Communications, Inc., Sr. Unsec’d. Notes	11.875%		02/01/19		5,750	6,425,625
Level 3 Financing, Inc., Gtd. Notes	8.125%		07/01/19		8,885	9,706,862
Level 3 Financing, Inc., Gtd. Notes, 144A	3.823	%(a)	01/15/18		1,585	1,608,775
SBA Telecommunications, Inc., Gtd. Notes	8.250%		08/15/19		5,769	6,071,872
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		3,050	3,370,250

Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	7,000	8,505,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%		12/01/16	1,427	1,560,781
Sprint Communications, Inc., Sr. Unsec’d. Notes	8.375%		08/15/17	7,150	8,392,312
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%		03/01/17	400	473,000
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19	8,900	9,422,875
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18	400	403,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%		06/04/18	5,000	5,762,500
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	7.250%		02/15/18	9,595	10,122,725
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	7.250%		02/15/18	2,000	2,110,000
Windstream Corp., Inc., Gtd. Notes(b)	7.875%		11/01/17	5,422	6,248,855
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes	8.125%		01/01/20	3,503	3,827,028

					102,013,353

Transportation — 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	2.986	%(a)	12/01/17	5,625	5,667,188
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $15,210,375; purchased 04/15/14)(c)(d)	8.375%		12/15/18	14,100	15,087,000

					20,754,188

TOTAL CORPORATE BONDS (cost $1,355,790,939)					1,359,200,580

FOREIGN AGENCY — 0.1%
Harvest Operations Corp. (South Korea), Gtd. Notes (cost $2,181,995)	6.875%		10/01/17	2,000	2,167,500

TOTAL LONG-TERM INVESTMENTS (cost $1,411,940,528)					1,415,719,760

				Shares
SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $99,201,319; includes $69,763,016 of cash collateral for securities on loan)(e)(f)				99,201,319	99,201,319

TOTAL INVESTMENTS — 106.5% (cost $1,511,141,847)(g)					1,514,921,079
Liabilities in excess of other assets(h) — (6.5)%					(92,823,881)

NET ASSETS — 100.0%					$1,422,097,198

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CDX	Credit Derivative Index
MTN	Medium Term Note
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2014.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,324,847; cash collateral of $69,763,016 (included with liabilities) was received with which the Fund’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $96,372,269. The aggregate value, $96,415,335, is approximately 6.8% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$1,519,612,104

Appreciation	8,331,769
Depreciation	(13,022,794)

Net Unrealized Depreciation	$(4,691,025)

The book basis may differ from tax basis due to certain tax related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at May 31, 2014:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
British Pound,
Expiring 08/27/14	Credit Suisse First Boston Corp.	GBP	8,568	$14,436,799	$14,351,753	$85,046
Euro,
Expiring 07/02/14	Barclays Capital Group	EUR	1,247	1,701,426	1,699,726	1,700
Expiring 08/27/14	Deutsche Bank AG	EUR	6,392	8,725,145	8,713,406	11,739

				$24,863,370	$24,764,885	$98,485

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2014.

Credit default swap agreements outstanding at May 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2014(2)	Unrealized Appreciation(4)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.21.V1	12/20/18	5.000%	990	$—	$87,618	$87,618

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation(4)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.20.V1	06/20/18	5.000%	4,950	$517,697	$312,813	$204,884	Barclays Capital Group

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect of the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2014.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$54,049,430	$302,250
Corporate Bonds	—	1,358,699,276	501,304
Foreign Agency	—	2,167,500	—
Affiliated Money Market Mutual Fund	99,201,319	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	98,485	—
Credit Default Swap Agreements	—	292,502	—

Total	$99,201,319	$1,415,307,193	$803,554

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 08/31/13	$3,605,356	$736,760
Realized gain (loss)	75,406	—
Change in unrealized appreciation (depreciation)**	319,158	1,210
Purchases	—	—
Sales	(3,998,607)	—
Accrued discount/premium	—	—
Transfers into Level 3	300,937	500,094
Transfers out of Level 3	—	(736,760)

Balance as of 05/31/14	$302,250	$501,304

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $2,523 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was 1 Corporate Bond transferred out of Level 3 as a result of being valued by an independent pricing source and 1 Bank Loan and 1 Corporate Bond transferred into Level 3 as a result of using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     July 18, 2014

*	Print the name and title of each signing officer under his or her signature.